Commitments and contingencies (Details)		12 Months Ended
	Oct. 01, 2016	Dec. 31, 2016 USD ($) drilling_unit	Dec. 31, 2015 USD ($)	Jan. 31, 2015 drilling_unit
Loss Contingencies [Line Items]
Period for force majeure	60 days
Early termination fee (as percent)		60.00%
Damages sought by company		$ 277,000,000
Number of drilling units | drilling_unit		11
Assets pledged under mortgages and overdraft facilities		$ 5,340,200,000	$ 5,546,100,000
Contractual commitments		$ 0	$ 0
Patent infringement
Loss Contingencies [Line Items]
Number of drilling units | drilling_unit				2